Related Party Transactions - Disclosure of Transactions between Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Red Bridge Group Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	President fees	President fees
Related party liabilities	$ 648	$ 464
Related party assets
550 County Avenue
Disclosure of transactions between related parties [line items]
Details of Transaction	Rent/Deposit	Rent/Deposit
Related party liabilities	$ 499	$ 482
Related party assets	$ 135	$ 135
Line Cross Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	Rent/Deposit	Rent/Deposit
Related party liabilities		$ 876
Related party assets		$ 258
NextGen Films Private Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	Purchase/Sale	Purchase/Sale
Related party liabilities
Related party assets	$ 41,470	$ 38,862
Everest Entertainment LLP
Disclosure of transactions between related parties [line items]
Details of Transaction	Purchase/Sale	Purchase/Sale
Related party liabilities	$ 574	$ 65
Related party assets
Beech Investments Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	Advance	Advance
Related party liabilities	$ 500
Related party assets
Lulla Family #1
Disclosure of transactions between related parties [line items]
Details of Transaction	Rent/Deposit	Rent/Deposit
Related party liabilities	$ 243	$ 244
Related party assets	$ 841	$ 947
Lulla Family #2
Disclosure of transactions between related parties [line items]
Details of Transaction	Salary	Salary
Related party liabilities	$ 3,279	$ 2,468
Related party assets
Lula Family #3
Disclosure of transactions between related parties [line items]
Details of Transaction	Advance
Related party liabilities	$ 6,650
Related party assets
Xfinite Global Plc
Disclosure of transactions between related parties [line items]
Details of Transaction	Advance
Related party liabilities	$ 6,500
Related party assets